UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                               as of May 31, 2018 (Unaudited)

DWS Multi-Asset Global Allocation Fund

(formerly Deutsche Multi-Asset Global Allocation Fund)

	Shares	Value ($)
Equity - Equity Funds 42.1%
DWS Core Equity Fund "Institutional" (a)	115,792	3,279,215
DWS EAFE Equity Index Fund "Institutional" (a)	2,865,986	18,514,271
DWS Emerging Markets Equity Fund "Institutional" (a)	46,480	936,112
DWS European Equity Fund "Institutional"* (a)	291,107	3,580,619
DWS Global Small Cap Fund "Institutional" (a)	70,399	2,787,787
DWS International Growth Fund "Institutional" (a)	298,512	10,343,421
Total Equity - Equity Funds (Cost $33,999,821)		39,441,425
Equity - Exchange-Traded Funds 15.2%
iShares MSCI EAFE ETF	43,200	2,998,080
iShares MSCI Japan ETF	30,723	1,835,392
iShares MSCI Pacific ex Japan ETF	45,867	2,180,059
SPDR Bloomberg Barclays Convertible Securities ETF	81,700	4,354,610
Vanguard FTSE Developed Markets ETF	64,326	2,841,279
Total Equity - Exchange-Traded Funds (Cost $12,824,692)		14,209,420
Fixed Income - Bond Funds 20.1%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	98,224	885,000
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	197,849	2,443,431
DWS Global High Income Fund "Institutional" (a)	843,012	5,631,322
DWS High Conviction Global Bond Fund "S" (a)	170,595	1,542,174
DWS High Income Fund "Institutional" (a)	74,784	347,000
DWS Total Return Bond Fund "Institutional" (a)	444,529	4,609,766
DWS U.S. Bond Index Fund "Institutional" (a)	366,137	3,375,783
Total Fixed Income - Bond Funds (Cost $18,686,925)		18,834,476
Fixed Income - Exchange-Traded Funds 12.7%
iShares Core U.S. Aggregate Bond ETF	75,548	8,042,840
iShares JPMorgan USD Emerging Markets Bond ETF	19,400	2,111,496
iShares TIPS Bond ETF	15,376	1,729,493
Total Fixed Income - Exchange-Traded Funds (Cost $12,079,173)		11,883,829
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 3.7%
U.S. Treasury Bill, 1.18% **, 8/16/2018 (b) (Cost $3,487,291)	3,496,000	3,482,272
	Shares	Value ($)
Fixed Income - Money Market Fund 3.8%
DWS Central Cash Management Government Fund, 1.78% (a) (c) (Cost $3,530,492)	3,530,492	3,530,492
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $84,608,394)	97.6	91,381,914
Other Assets and Liabilities, Net	2.4	2,217,130
Net Assets	100.0	93,599,044

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended May 31, 2018 are as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
Equity - Equity Funds 42.1%
DWS Core Equity Fund “Institutional” (a)
3,735,295	204,895	850,300	229,936	(40,611)	28,956	175,939	115,792	3,279,215
DWS EAFE Equity Index Fund “Institutional” (a)
22,526,658	736,214	5,028,000	309,407	(30,008)	658,877	77,337	2,865,986	18,514,271
DWS Emerging Markets Equity Fund “Institutional” (a)
—	964,000	—	—	(27,888)	—	—	46,480	936,112
DWS European Equity Fund “Institutional”* (a)
4,379,683	—	977,899	120,382	58,453	—	—	291,107	3,580,619
DWS Global Small Cap Fund “Institutional” (a)
3,266,328	316,527	738,001	(117,724)	60,657	—	316,527	70,399	2,787,787
DWS International Growth Fund “Institutional” (a)
12,742,590	60,785	2,826,399	414,588	(48,143)	60,785	—	298,512	10,343,421
Fixed Income - Bond Funds 20.1%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
—	885,000	—	—	—	—	—	98,224	885,000
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
605,043	1,882,120	134,701	(31,523)	122,492	2,120	—	197,849	2,443,431
DWS Global High Income Fund “Institutional” (a)
7,147,076	232,839	1,549,101	54,985	(254,477)	235,641	—	843,012	5,631,322
DWS Global Inflation Fund “Institutional” (a)
5,199,209	—	5,163,617	75,894	(111,486)	—	—	—	—
DWS High Conviction Global Bond Fund “S” (a)
1,977,820	31,305	429,400	9,791	(47,342)	31,305	—	170,595	1,542,174
DWS High Income Fund “Institutional” (a)
438,778	15,647	95,400	3,813	(15,838)	15,647	—	74,784	347,000
DWS Total Return Bond Fund “Institutional” (a)
5,983,249	135,984	1,289,499	(11,524)	(208,444)	135,984	—	444,529	4,609,766
DWS U.S. Bond Index Fund “Institutional” (a)
4,381,006	88,195	939,200	(16,258)	(137,960)	79,315	9,795	366,137	3,375,783
Fixed Income - Money Market Funds 3.8%
DWS Central Cash Management Government Fund, 1.78% (a) (c)
1,645,655	26,923,607	25,038,770	—	—	32,981	—	3,530,492	3,530,492
74,028,390	32,477,118	45,060,287	1,041,767	(680,595)	1,281,611	579,598	9,413,898	61,806,393

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	At May 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At May 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
MSCI Emerging Market Index	USD	6/15/2018	62	3,698,697	3,477,270	(221,427)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$39,441,425	$—	$—	$39,441,425
Equity - Exchange-Traded Funds	14,209,420	—	—	14,209,420
Fixed Income - Bond Funds	18,834,476	—	—	18,834,476
Fixed Income - Exchange-Traded Funds	11,883,829	—	—	11,883,829
Short-Term U.S. Treasury Obligation	—	3,482,272	—	3,482,272
Money Market Fund	3,530,492	—	—	3,530,492
Total	$87,899,642	$3,482,272	$—	$91,381,914
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(221,427)	$—	$—	$(221,427)
Total	$(221,427)	$—	$—	$(221,427)

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (221,427)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Asset Global Allocation Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	July 23, 2018